Borrowings and Bank Deposits (Liquidity) (Details) - Dec. 31, 2014 $ in Millions	USD ($) NumberOfBanks
Long-term Debt, Fiscal Year Maturity
Banks extending committed credit lines | NumberOfBanks	50
Line of Credit Facility, Maximum Borrowing Capacity	$ 44,900
GE
Long-term Debt, Fiscal Year Maturity
2015	2,068
2016	194
2017	4,052
2018	28
2019	29
Line of Credit Facility, Maximum Borrowing Capacity	14,200
GECC
Long-term Debt, Fiscal Year Maturity
2015	36,995
2016	31,116
2017	26,858
2018	18,890
2019	21,899
Fixed and floating rate notes containing put options	474
Line of Credit Facility, Maximum Borrowing Capacity	44,400
GECC | Three hundred sixty four day lines containing a term out feature [Member]
Long-term Debt, Fiscal Year Maturity
Line of Credit Facility, Maximum Borrowing Capacity	19,300
GECC | Revolving Credit Facility [Member]
Long-term Debt, Fiscal Year Maturity
Line of Credit Facility, Maximum Borrowing Capacity	$ 25,100